SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE 11 – SUBSEQUENT EVENTS

Management has evaluated subsequent events or transactions occurring through the date on which the condensed consolidated financial statements were issued.

Subsequent to September 30, 2013, the Company entered into securities purchase agreements with certain investors and sold an aggregate of 11,546,154 shares of common stock at a purchase price of $0.13 per share in consideration of gross proceeds of $1,501,000.

14.  Subsequent Events

The Company evaluated events or transactions occurring after December 31, 2012, the balance sheet date, through March 28, 2013 and October 9, 2013 as to Note 2, the date the financial statements were available to be issued, and determined any events or transactions which could impact the financial statements as of and for the year ended December 31, 2012.

Effective February 21, 2013, the Compensation Committee awarded stock option grants to six current employees. The aggregate number of shares awarded was 4,578,530. The average exercise price of the awarded options was $0.24, which represented the closing price of the stock on the date of the award.

 On July 25, 2013,  the Company entered into a Settlement Agreement and a License Agreement with MyLikes, Inc. to resolve the patent litigation that was pending in the U.S. District Court for the Eastern District of Texas, Tyler Division (Blue Calypso, Inc. v. MyLikes Inc. Case Nos. 6:12-CV-838, 6:13-cv-00376, 6:13-cv-00428 and 6:13-cv-00457). Pursuant to the Settlement Agreement and License Agreement, MyLikes has agreed to pay the Company the equivalent of a 3.5% royalty for use of the Company’s patents.

On August 16, 2013, the Company dismissed its patent infringement action against Living Social, Inc. (Civil Action No. 2:12cv518-JRG United States District Court for the Eastern District of Texas) pursuant to the terms of an otherwise confidential settlement and license agreement.

Subsequent to December 31, 2012, the Company issued an aggregate of 4,777,526 shares of common stock to an investor for the conversion of 324,394 shares of Series A Convertible Preferred Stock.